CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Cash Flows from Operating Activities:
Net loss	$ (1,058,409)	$ (1,848,978)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	22,926	21,293
Interest accrued on note payable	14,476	7,029
Allowance for doubtful accounts	(347,678)	(596,084)
Bad debt expense	55,940	944,662
Stock-based compensation	385,502	137,995
Changes in operating assets and liabilities:
Accounts receivable	367,424	(308,182)
Prepaid expenses and other receivable	98,555	143,858
Accounts payable	331,634	207,444
Accrued expenses	156,003	(212,441)
Income tax payable	50,813
Deferred revenue	(345,350)	551,363
Net cash used in operating activities	(268,164)	(952,041)
Cash Flows from Investing Activities:
Purchase of computer equipment		(8,682)
Cash Flows from Financing Activities:
Proceeds from related party loan	58,951	239,683
Proceeds from convertible promissory notes	120,000
Net cash used in financing activities	178,951	239,683
Net Change in Cash	(89,213)	(721,040)
Cash - Beginning of period	258,509	979,549
Cash - End of period	$ 169,296	$ 258,509